Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Origination Years of Financial Assets (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		¥ 2,547
One year ago (Gross write-offs)		4,201
Two years ago (Gross write-offs)		3,061
Three years ago (Gross write-offs)		909
Four years ago (Gross write-offs)		2,048
Prior (Gross write-offs)		49,509
Total financing receivables		4,947,258	¥ 4,771,491
Total financing receivables (Gross write-offs)		62,275
Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,339,364	1,171,744
One year ago		756,782	804,937
Two years ago		674,995	551,251
Three years ago		429,232	636,069
Four years ago		516,849	450,935
Prior		1,068,275	903,567
Total financing receivables		4,785,497	4,518,503
Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		10,689	13,910
One year ago		9,691	9,578
Two years ago		30,587	10,431
Three years ago		7,076	9,258
Four years ago		8,573	7,790
Prior		42,765	42,641
Total financing receivables		109,381	93,608
Consumer borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		1,268
One year ago (Gross write-offs)		3,500
Two years ago (Gross write-offs)		988
Three years ago (Gross write-offs)		228
Four years ago (Gross write-offs)		147
Prior (Gross write-offs)		685
Total financing receivables		2,070,449	2,299,307
Total financing receivables (Gross write-offs)		6,816
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		1
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		2
Four years ago (Gross write-offs)		5
Prior (Gross write-offs)		216
Total financing receivables		1,947,461	2,056,959
Total financing receivables (Gross write-offs)		224
Consumer borrowers | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)	[1]	1,268
One year ago (Gross write-offs)	[1]	3,499
Two years ago (Gross write-offs)	[1]	988
Three years ago (Gross write-offs)	[1]	226
Four years ago (Gross write-offs)	[1]	142
Prior (Gross write-offs)	[1]	469
Total financing receivables		50,635	70,713
Total financing receivables (Gross write-offs)	[1]	6,592
Consumer borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		245,106	300,198
One year ago		200,373	200,041
Two years ago		165,337	281,872
Three years ago		248,395	360,726
Four years ago		334,364	293,297
Prior		788,888	656,584
Total financing receivables		1,982,463	2,092,718
Consumer borrowers | Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		219,407	266,663
One year ago		182,697	190,076
Two years ago		161,632	279,690
Three years ago		247,905	359,321
Four years ago		334,009	292,388
Prior		788,635	655,811
Total financing receivables		1,934,285	2,043,949
Consumer borrowers | Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	25,699	33,535
One year ago	[1]	17,676	9,965
Two years ago	[1]	3,705	2,182
Three years ago	[1]	490	1,405
Four years ago	[1]	355	909
Prior	[1]	253	773
Total financing receivables	[1]	48,178	48,769
Consumer borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		1,139	10,896
One year ago		1,224	5,259
Two years ago		607	3,140
Three years ago		292	2,257
Four years ago		500	1,078
Prior		11,871	12,324
Total financing receivables		15,633	34,954
Consumer borrowers | Non-Performing | Real estate loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		109	17
One year ago		22	81
Two years ago		508	378
Three years ago		281	474
Four years ago		486	239
Prior		11,770	11,821
Total financing receivables		13,176	13,010
Consumer borrowers | Non-Performing | Other loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year	[1]	1,030	10,879
One year ago	[1]	1,202	5,178
Two years ago	[1]	99	2,762
Three years ago	[1]	11	1,783
Four years ago	[1]	14	839
Prior	[1]	101	503
Total financing receivables	[1]	2,457	21,944
Corporate borrowers
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		115
One year ago (Gross write-offs)		102
Two years ago (Gross write-offs)		1,005
Three years ago (Gross write-offs)		215
Four years ago (Gross write-offs)		1,397
Prior (Gross write-offs)		2,268
Total financing receivables		1,469,857	1,357,086
Total financing receivables (Gross write-offs)		5,102
Corporate borrowers | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		145,286	124,499
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		55
Total financing receivables		50,263	38,654
Total financing receivables (Gross write-offs)		55
Corporate borrowers | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		4
Prior (Gross write-offs)		0
Total financing receivables		334,506	296,228
Total financing receivables (Gross write-offs)		4
Corporate borrowers | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		59,759	79,645
Total financing receivables (Gross write-offs)		0
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		76
Two years ago (Gross write-offs)		54
Three years ago (Gross write-offs)		29
Four years ago (Gross write-offs)		22
Prior (Gross write-offs)		100
Total financing receivables		180,896	160,530
Total financing receivables (Gross write-offs)		281
Corporate borrowers | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		115
One year ago (Gross write-offs)		26
Two years ago (Gross write-offs)		951
Three years ago (Gross write-offs)		186
Four years ago (Gross write-offs)		1,371
Prior (Gross write-offs)		2,113
Total financing receivables		699,147	657,530
Total financing receivables (Gross write-offs)		4,762
Corporate borrowers | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		484,932	427,902
One year ago		236,795	346,629
Two years ago		276,776	127,984
Three years ago		96,684	171,314
Four years ago		121,132	103,628
Prior		183,404	139,503
Total financing receivables		1,399,723	1,316,960
Corporate borrowers | Performing | Non-recourse Loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		97,099	65,874
One year ago		22,621	17,831
Two years ago		10,572	6,699
Three years ago		6,713	22,384
Four years ago		1,266	4,158
Prior		7,015	7,553
Total financing receivables		145,286	124,499
Corporate borrowers | Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		11,804	2,901
One year ago		9,077	706
Two years ago		1,742	5,217
Three years ago		151	15,153
Four years ago		16,862	10,595
Prior		7,512	834
Total financing receivables		47,148	35,406
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		143,553	124,452
One year ago		57,185	43,210
Two years ago		28,355	30,996
Three years ago		22,836	27,022
Four years ago		22,907	22,251
Prior		58,195	46,222
Total financing receivables		333,031	294,153
Corporate borrowers | Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4,334	34,508
One year ago		16,493	12,639
Two years ago		9,972	9,091
Three years ago		2,764	6,998
Four years ago		3,352	1,627
Prior		4,663	1,165
Total financing receivables		41,578	66,028
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		95,090	76,764
One year ago		29,538	27,327
Two years ago		18,606	16,743
Three years ago		11,920	17,003
Four years ago		10,619	8,383
Prior		14,566	12,878
Total financing receivables		180,339	159,098
Corporate borrowers | Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		133,052	123,403
One year ago		101,881	244,916
Two years ago		207,529	59,238
Three years ago		52,300	82,754
Four years ago		66,126	56,614
Prior		91,453	70,851
Total financing receivables		652,341	637,776
Corporate borrowers | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		5,144	257
One year ago		3,346	793
Two years ago		26,661	5,485
Three years ago		5,255	4,959
Four years ago		6,705	4,624
Prior		23,023	24,008
Total financing receivables		70,134	40,126
Corporate borrowers | Non-Performing | Non-recourse Loans | The Americas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		68	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		3,047	3,248
Total financing receivables		3,115	3,248
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		37	0
One year ago		0	230
Two years ago		0	0
Three years ago		9	913
Four years ago		656	9
Prior		773	923
Total financing receivables		1,475	2,075
Corporate borrowers | Non-Performing | Real estate companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		489	0
One year ago		581	0
Two years ago		4,444	741
Three years ago		515	0
Four years ago		2,205	813
Prior		9,947	12,063
Total financing receivables		18,181	13,617
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		2	125
One year ago		80	80
Two years ago		31	431
Three years ago		93	264
Four years ago		38	133
Prior		313	399
Total financing receivables		557	1,432
Corporate borrowers | Non-Performing | Commercial, industrial and other companies | Other than non-recourse loans | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4,616	132
One year ago		2,617	483
Two years ago		22,186	4,313
Three years ago		4,638	3,782
Four years ago		3,806	3,669
Prior		8,943	7,375
Total financing receivables		46,806	19,754
Loans to Equity Method Investees
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		0
Two years ago (Gross write-offs)		0
Three years ago (Gross write-offs)		0
Four years ago (Gross write-offs)		0
Prior (Gross write-offs)		0
Total financing receivables		251,929	27,535
Total financing receivables (Gross write-offs)		0
Loans to Equity Method Investees | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		133,587	3,197
One year ago		27,874	0
Two years ago		72,407	2,089
Three years ago		2,091	282
Four years ago		58	0
Prior		13,983	21,301
Total financing receivables		250,000	26,869
Loans to Equity Method Investees | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		230	298
Two years ago		327	0
Three years ago		0	0
Four years ago		0	368
Prior		1,372	0
Total financing receivables		1,929	666
Purchased loans
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		1,163
One year ago (Gross write-offs)		409
Two years ago (Gross write-offs)		229
Three years ago (Gross write-offs)		44
Four years ago (Gross write-offs)		206
Prior (Gross write-offs)		45,671
Total financing receivables (Gross write-offs)		47,722
Purchased loans | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		145	26
One year ago		16	396
Two years ago		590	0
Three years ago		227	21
Four years ago		4,670	406
Prior		13,445	10,385
Total financing receivables		19,093	11,234
Purchased loans | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		0	0
One year ago		0	0
Two years ago		0	0
Three years ago		0	0
Four years ago		0	0
Prior		880	1,021
Total financing receivables		880	1,021
Net investment in leases
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		1
One year ago (Gross write-offs)		190
Two years ago (Gross write-offs)		839
Three years ago (Gross write-offs)		422
Four years ago (Gross write-offs)		298
Prior (Gross write-offs)		885
Total financing receivables		1,155,023	1,087,563
Total financing receivables (Gross write-offs)		2,635
Net investment in leases | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		0
One year ago (Gross write-offs)		26
Two years ago (Gross write-offs)		101
Three years ago (Gross write-offs)		129
Four years ago (Gross write-offs)		158
Prior (Gross write-offs)		583
Total financing receivables		624,094	632,120
Total financing receivables (Gross write-offs)		997
Net investment in leases | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year (Gross write-offs)		1
One year ago (Gross write-offs)		164
Two years ago (Gross write-offs)		738
Three years ago (Gross write-offs)		293
Four years ago (Gross write-offs)		140
Prior (Gross write-offs)		302
Total financing receivables		530,929	455,443
Total financing receivables (Gross write-offs)		1,638
Net investment in leases | Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		475,594	440,421
One year ago		291,724	257,871
Two years ago		159,885	139,306
Three years ago		81,835	103,726
Four years ago		56,625	53,604
Prior		68,555	75,794
Total financing receivables		1,134,218	1,070,722
Net investment in leases | Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		199,864	193,297
One year ago		139,133	136,285
Two years ago		100,905	99,739
Three years ago		67,932	80,542
Four years ago		46,911	44,853
Prior		64,436	72,295
Total financing receivables		619,181	627,011
Net investment in leases | Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		275,730	247,124
One year ago		152,591	121,586
Two years ago		58,980	39,567
Three years ago		13,903	23,184
Four years ago		9,714	8,751
Prior		4,119	3,499
Total financing receivables		515,037	443,711
Net investment in leases | Non-Performing
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4,406	2,757
One year ago		4,891	3,228
Two years ago		2,992	1,806
Three years ago		1,529	2,042
Four years ago		1,368	1,720
Prior		5,619	5,288
Total financing receivables		20,805	16,841
Net investment in leases | Non-Performing | Japan
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		213	212
One year ago		585	660
Two years ago		886	658
Three years ago		776	798
Four years ago		657	811
Prior		1,796	1,970
Total financing receivables		4,913	5,109
Net investment in leases | Non-Performing | Overseas
Financing Receivable, Recorded Investment [Line Items]
Current fiscal year		4,193	2,545
One year ago		4,306	2,568
Two years ago		2,106	1,148
Three years ago		753	1,244
Four years ago		711	909
Prior		3,823	3,318
Total financing receivables		¥ 15,892	¥ 11,732

[1]	Other in loans to consumer borrowers includes claims receivable arising from payments on guarantee of consumer loans. For further information, see Note 31 “Commitments, Guarantees and Contingent Liabilities.”